Schedule of Components of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 509	$ 411	$ 388
WIP	148	134	97
Finished goods	92	52	2
Inventory net	$ 749	$ 597	$ 487